Related Party Transactions - Schedule of Related Parties and their Relationships With the Group had Transaction (Details)	6 Months Ended
Jun. 30, 2025
Mr. Weidong Gu [Member]
Related Party Transaction [Line Items]
Name of Related Parties	Founder and chairman of the board of directors of the Company
Mr. Zhisheng Cheng [Member]
Related Party Transaction [Line Items]
Name of Related Parties	Vice president of the Company
Mr. Xingzhi Huang [Member]
Related Party Transaction [Line Items]
Name of Related Parties	Shareholder of the Company
Xinyu High-Tech Investment Co., Ltd. [Member]
Related Party Transaction [Line Items]
Name of Related Parties	Shareholder of the Company